Goodwill and Intangible Assets (Summary of Goodwill by Reportable Segments) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance, Beginning of period		$ 1,265,000,000	$ 1,265,000,000	$ 1,265,000,000
Foreign currency translation			6,000,000	0
Goodwill acquired during the period			589,000,000
Goodwill reallocation			0
Impairment loss	$ 0	(62,000,000)	(99,000,000)	0	$ 0
Balance, End of period	1,761,000,000		1,761,000,000	1,265,000,000	1,265,000,000
Government Solutions
Goodwill [Roll Forward]
Balance, Beginning of period		978,000,000	978,000,000	977,000,000
Foreign currency translation			3,000,000	1,000,000
Goodwill acquired during the period			589,000,000
Goodwill reallocation			19,000,000
Impairment loss			0
Balance, End of period	1,589,000,000		1,589,000,000	978,000,000	977,000,000
Sustainable Technology Solutions
Goodwill [Roll Forward]
Balance, Beginning of period		$ 287,000,000	287,000,000	288,000,000
Foreign currency translation			3,000,000	(1,000,000)
Goodwill acquired during the period			0
Goodwill reallocation			(19,000,000)
Impairment loss			(99,000,000)
Balance, End of period	$ 172,000,000		$ 172,000,000	$ 287,000,000	$ 288,000,000